Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

	Shares	Value
COMMON STOCKS† - 97.2%
Consumer, Non-cyclical - 23.5%
Regeneron Pharmaceuticals, Inc.*	1,713	$836,441
Clorox Co.[1]	4,250	736,313
Eli Lilly & Co.[1]	5,305	735,910
Gilead Sciences, Inc.[1]	9,802	732,798
Rollins, Inc.	19,566	707,115
JM Smucker Co.	6,351	704,961
Vertex Pharmaceuticals, Inc.*	2,944	700,525
Kroger Co.[1]	22,952	691,314
Biogen, Inc.*,1	2,172	687,177
DaVita, Inc.*,1	8,867	674,424
AmerisourceBergen Corp. — Class A1	7,598	672,423
Hormel Foods Corp.[1]	14,359	669,704
Conagra Brands, Inc.[1]	22,717	666,517
Centene Corp.*,1	11,171	663,669
General Mills, Inc.[1]	12,495	659,361
Baxter International, Inc.[1]	7,678	623,377
Colgate-Palmolive Co.[1]	9,385	622,788
Campbell Soup Co.[1]	13,471	621,821
McKesson Corp.	4,586	620,302
ResMed, Inc.	4,197	618,176
IDEXX Laboratories, Inc.*,1	2,549	617,470
Zoetis, Inc.	5,181	609,752
Kimberly-Clark Corp.[1]	4,743	606,487
Mondelez International, Inc. — Class A	12,110	606,469
Allergan plc[1]	3,423	606,213
Verisk Analytics, Inc. — Class A	4,322	602,400
Cigna Corp.[1]	3,396	601,703
Danaher Corp.[1]	4,341	600,838
Johnson & Johnson[1]	4,560	597,953
STERIS plc	4,244	594,033
Church & Dwight Company, Inc.[1]	9,212	591,226
Abbott Laboratories[1]	7,467	589,221
Kellogg Co.[1]	9,731	583,763
Monster Beverage Corp.*	10,363	583,022
S&P Global, Inc.	2,378	582,729
Hershey Co.[1]	4,382	580,615
Moody's Corp.	2,743	580,144
Cardinal Health, Inc.[1]	12,015	575,999
Perrigo Company plc[1]	11,955	574,916
Humana, Inc.[1]	1,826	573,401
PayPal Holdings, Inc.*	5,989	573,387
MarketAxess Holdings, Inc.	1,724	573,351
Corteva, Inc.	24,338	571,943
Thermo Fisher Scientific, Inc.	2,012	570,603
Procter & Gamble Co.[1]	5,139	565,290
UnitedHealth Group, Inc.	2,259	563,349
Bristol-Myers Squibb Co.[1]	10,102	563,086
PepsiCo, Inc.	4,674	561,347
Cooper Companies, Inc.[1]	2,035	560,988
Brown-Forman Corp. — Class B1	10,097	560,485
AbbVie, Inc.[1]	7,339	559,158
Merck & Company, Inc.	7,228	556,122
Philip Morris International, Inc.	7,614	555,517
Equifax, Inc.[1]	4,649	555,323
Amgen, Inc.[1]	2,723	552,034
Becton Dickinson and Co.[1]	2,399	551,218
Intuitive Surgical, Inc.*,1	1,112	550,673

	Shares	Value
COMMON STOCKS† - 97.2% (continued)
Consumer, Non-cyclical - 23.5% (continued)
Pfizer, Inc.	16,820	$549,005
McCormick & Company, Inc.[1]	3,849	543,517
Illumina, Inc.*,1	1,986	542,416
Stryker Corp.	3,177	528,939
Teleflex, Inc.	1,795	525,684
Coca-Cola Co.[1]	11,847	524,230
Alexion Pharmaceuticals, Inc.*,1	5,838	524,194
Automatic Data Processing, Inc.[1]	3,832	523,758
Edwards Lifesciences Corp.*,1	2,772	522,855
Global Payments, Inc.[1]	3,604	519,805
CVS Health Corp.[1]	8,761	519,790
IHS Markit Ltd.	8,642	518,520
Incyte Corp.*,1	7,045	515,905
Anthem, Inc.[1]	2,269	515,154
ABIOMED, Inc.*,1	3,546	514,737
Medtronic plc[1]	5,679	512,132
Constellation Brands, Inc. — Class A1	3,541	507,638
Estee Lauder Companies, Inc. — Class A1	3,173	505,586
Avery Dennison Corp.[1]	4,960	505,275
Kraft Heinz Co.[1]	20,402	504,746
Mylan N.V.*,1	33,684	502,229
Archer-Daniels-Midland Co.[1]	14,264	501,808
Quanta Services, Inc.	15,702	498,224
Altria Group, Inc.[1]	12,853	497,026
Molson Coors Beverage Co. — Class B	12,689	494,998
Quest Diagnostics, Inc.	6,128	492,078
Laboratory Corporation of America Holdings*,1	3,871	489,256
IQVIA Holdings, Inc.*	4,460	481,056
Henry Schein, Inc.*	9,413	475,545
Varian Medical Systems, Inc.*	4,556	467,719
Boston Scientific Corp.*,1	14,299	466,576
Dentsply Sirona, Inc.[1]	11,435	444,021
Universal Health Services, Inc. — Class B	4,467	442,590
Zimmer Biomet Holdings, Inc.[1]	4,354	440,102
Lamb Weston Holdings, Inc.	7,666	437,729
Cintas Corp.	2,463	426,641
Hologic, Inc.*,1	12,130	425,763
Tyson Foods, Inc. — Class A	7,328	424,071
Align Technology, Inc.*,1	2,423	421,481
United Rentals, Inc.*	3,962	407,690
Gartner, Inc.*,1	4,089	407,142
HCA Healthcare, Inc.[1]	4,513	405,493
Nielsen Holdings plc[1]	32,316	405,243
Robert Half International, Inc.[1]	10,459	394,827
FleetCor Technologies, Inc.*,1	2,116	394,718
H&R Block, Inc.[1]	27,447	386,454
Sysco Corp.	7,770	354,545
Coty, Inc. — Class A1	58,186	300,240
Total Consumer, Non-cyclical		57,756,495

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Shares	Value
COMMON STOCKS† - 97.2% (continued)
Financial - 17.5%
Digital Realty Trust, Inc. REIT[1]	5,669	$787,481
SBA Communications Corp. REIT	2,738	739,178
Equinix, Inc. REIT[1]	1,168	729,498
Crown Castle International Corp. REIT[1]	4,860	701,784
American Tower Corp. — Class A REIT[1]	3,034	660,653
Progressive Corp.	8,933	659,613
Public Storage REIT	3,139	623,437
Duke Realty Corp. REIT	18,845	610,201
Extra Space Storage, Inc. REIT[1]	6,302	603,480
Nasdaq, Inc.	6,170	585,842
Prologis, Inc. REIT	7,281	585,174
BlackRock, Inc. — Class A1	1,293	568,881
Intercontinental Exchange, Inc.[1]	7,014	566,381
Alexandria Real Estate Equities, Inc. REIT[1]	4,121	564,824
Visa, Inc. — Class A	3,483	561,181
Arthur J Gallagher & Co.[1]	6,825	556,306
Willis Towers Watson plc[1]	3,223	547,426
CME Group, Inc. — Class A1	3,152	545,012
Allstate Corp.[1]	5,877	539,097
Mastercard, Inc. — Class A	2,178	526,118
Berkshire Hathaway, Inc. — Class B*,1	2,861	523,077
Aon plc[1]	3,128	516,245
Assurant, Inc.[1]	4,954	515,662
T. Rowe Price Group, Inc.	5,233	511,002
UDR, Inc. REIT	13,937	509,258
Mid-America Apartment Communities, Inc. REIT	4,941	509,071
Marsh & McLennan Companies, Inc.[1]	5,832	504,235
Cboe Global Markets, Inc.[1]	5,581	498,104
Equity Residential REIT[1]	7,958	491,088
E*TRADE Financial Corp.	14,280	490,090
Iron Mountain, Inc. REIT[1]	20,408	485,710
WR Berkley Corp.	9,268	483,512
Healthpeak Properties, Inc. REIT[1]	19,991	476,785
Essex Property Trust, Inc. REIT[1]	2,145	472,415
Travelers Companies, Inc.	4,753	472,210
Chubb Ltd.[1]	4,169	465,636
First Republic Bank	5,611	461,673
Cincinnati Financial Corp.[1]	6,113	461,226
AvalonBay Communities, Inc. REIT[1]	3,090	454,755
Everest Re Group Ltd.	2,347	451,610
Northern Trust Corp.	5,967	450,270
Raymond James Financial, Inc.	7,094	448,341
Loews Corp.[1]	12,739	443,699
Realty Income Corp. REIT[1]	8,892	443,355
Goldman Sachs Group, Inc.[1]	2,866	443,055
Apartment Investment & Management Co. — Class A REIT[1]	12,604	443,031
American Express Co.[1]	5,170	442,604
Boston Properties, Inc. REIT[1]	4,772	440,122
Globe Life, Inc.	6,104	439,305
Morgan Stanley	12,833	436,322
State Street Corp.	8,147	433,991
Charles Schwab Corp.	12,907	433,933
Bank of New York Mellon Corp.[1]	12,838	432,384
Western Union Co.	23,676	429,246
People's United Financial, Inc.	38,722	427,878
JPMorgan Chase & Co.[1]	4,713	424,311
CBRE Group, Inc. — Class A*,1	11,066	417,299

	Shares	Value
COMMON STOCKS† - 97.2% (continued)
Financial - 17.5% (continued)
Aflac, Inc.[1]	12,125	$415,160
Franklin Resources, Inc.[1]	24,806	414,012
Regency Centers Corp. REIT	10,584	406,743
Bank of America Corp.[1]	18,719	397,404
Host Hotels & Resorts, Inc. REIT[1]	35,917	396,524
Ameriprise Financial, Inc.[1]	3,851	394,650
M&T Bank Corp.[1]	3,791	392,103
MetLife, Inc.	12,797	391,204
SVB Financial Group*	2,586	390,693
PNC Financial Services Group, Inc.	4,064	389,006
Federal Realty Investment Trust REIT[1]	5,046	376,482
Welltower, Inc. REIT[1]	8,195	375,167
Principal Financial Group, Inc.	11,875	372,162
Hartford Financial Services Group, Inc.[1]	10,557	372,029
Weyerhaeuser Co. REIT	21,751	368,679
U.S. Bancorp	10,697	368,512
Vornado Realty Trust REIT	9,877	357,646
Prudential Financial, Inc.	6,848	357,055
Citigroup, Inc.[1]	8,439	355,451
Truist Financial Corp.	11,509	354,938
Huntington Bancshares, Inc.[1]	42,000	344,820
Wells Fargo & Co.	11,986	343,998
Zions Bancorp North America[1]	12,604	337,283
Regions Financial Corp.	37,549	336,815
KeyCorp[1]	32,139	333,281
Invesco Ltd.[1]	36,590	332,237
Unum Group	21,249	318,947
SL Green Realty Corp. REIT	7,269	313,294
Capital One Financial Corp.[1]	6,177	311,444
Ventas, Inc. REIT	11,616	311,309
Fifth Third Bancorp[1]	20,817	309,132
Kimco Realty Corp. REIT[1]	31,743	306,955
American International Group, Inc.[1]	12,495	303,004
Citizens Financial Group, Inc.	16,069	302,258
Lincoln National Corp.[1]	10,794	284,098
Synchrony Financial	17,105	275,219
Discover Financial Services[1]	7,437	265,278
Comerica, Inc.[1]	8,963	262,974
Simon Property Group, Inc. REIT	4,467	245,060
Alliance Data Systems Corp.[1]	5,858	197,122
Total Financial		43,124,225
Industrial - 13.3%
Old Dominion Freight Line, Inc.	5,189	681,043

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Shares	Value
COMMON STOCKS† - 97.2% (continued)
Industrial - 13.3% (continued)
Ball Corp.[1]	10,179	$658,174
L3Harris Technologies, Inc.	3,221	580,167
Mettler-Toledo International, Inc.*	838	578,647
Roper Technologies, Inc.	1,840	573,730
Jacobs Engineering Group, Inc.[1]	7,161	567,653
Northrop Grumman Corp.	1,871	566,071
Lockheed Martin Corp.[1]	1,668	565,369
Expeditors International of Washington, Inc.[1]	8,466	564,852
CH Robinson Worldwide, Inc.[1]	8,422	557,536
Agilent Technologies, Inc.[1]	7,701	551,546
Republic Services, Inc. — Class A	7,231	542,759
Kansas City Southern[1]	4,258	541,532
Xylem, Inc.[1]	8,295	540,253
Eaton Corporation plc[1]	6,888	535,129
Waste Management, Inc.	5,756	532,775
IDEX Corp.	3,852	532,000
J.B. Hunt Transport Services, Inc.[1]	5,705	526,172
AO Smith Corp.	13,859	524,009
3M Co.	3,820	521,468
Illinois Tool Works, Inc.[1]	3,637	516,890
Deere & Co.[1]	3,738	516,442
Caterpillar, Inc.[1]	4,431	514,173
PerkinElmer, Inc.	6,830	514,162
Union Pacific Corp.	3,645	514,091
Trane Technologies plc[1]	6,210	512,884
United Parcel Service, Inc. — Class B	5,436	507,831
CSX Corp.[1]	8,858	507,563
Packaging Corporation of America	5,806	504,135
Waters Corp.*	2,754	501,366
Keysight Technologies, Inc.*	5,980	500,407
Garmin Ltd.[1]	6,617	496,010
Amcor plc	61,052	495,742
Norfolk Southern Corp.	3,392	495,232
Honeywell International, Inc.	3,643	487,397
Vulcan Materials Co.	4,509	487,288
Allegion plc[1]	5,241	482,277
Rockwell Automation, Inc.	3,169	478,234
General Dynamics Corp.[1]	3,601	476,448
Dover Corp.[1]	5,672	476,108
Masco Corp.[1]	13,714	474,093
Fortive Corp.[1]	8,574	473,199
FedEx Corp.[1]	3,892	471,944
AMETEK, Inc.[1]	6,541	471,083
Huntington Ingalls Industries, Inc.[1]	2,566	467,551
General Electric Co.[1]	56,853	451,413
Westrock Co.	15,767	445,576
Martin Marietta Materials, Inc.[1]	2,334	441,663
Amphenol Corp. — Class A1	6,017	438,519
TE Connectivity Ltd.[1]	6,858	431,917
Johnson Controls International plc[1]	15,942	429,796
Fortune Brands Home & Security, Inc.[1]	9,905	428,391
Sealed Air Corp.	16,961	419,106
Pentair plc[1]	14,063	418,515
Westinghouse Air Brake Technologies Corp.[1]	8,578	412,859
Snap-on, Inc.	3,784	411,775
United Technologies Corp.	4,325	407,977
Emerson Electric Co.[1]	8,511	405,549
Parker-Hannifin Corp.	3,123	405,147
Textron, Inc.	14,838	395,729
Stanley Black & Decker, Inc.	3,919	391,900
Raytheon Co.	2,966	388,991
FLIR Systems, Inc.	12,125	386,666
TransDigm Group, Inc.	1,120	358,613
Ingersoll Rand, Inc.*,1	13,379	331,799
Arconic, Inc.[1]	20,370	327,142

	Shares	Value
COMMON STOCKS† - 97.2% (continued)
Industrial - 13.3% (continued)
Flowserve Corp.[1]	13,318	$318,167
Boeing Co.[1]	1,887	281,427
Total Industrial		32,712,072
Technology - 12.1%
Citrix Systems, Inc.[1]	5,842	826,935
NVIDIA Corp.	2,879	758,904
MSCI, Inc. — Class A	2,479	716,332
Advanced Micro Devices, Inc.*	15,668	712,581
Akamai Technologies, Inc.*,1	7,627	697,794
Jack Henry & Associates, Inc.[1]	4,421	686,316
ServiceNow, Inc.*	2,362	676,902
Microsoft Corp.	4,172	657,966
Activision Blizzard, Inc.[1]	10,993	653,864
Adobe, Inc.*,1	2,028	645,391
Leidos Holdings, Inc.	7,021	643,475
Take-Two Interactive Software, Inc.*	5,293	627,803
Cadence Design Systems, Inc.*	9,492	626,852
Electronic Arts, Inc.*,1	6,166	617,648
Fortinet, Inc.*	6,102	617,339
Synopsys, Inc.*	4,717	607,502
Intel Corp.[1]	11,156	603,763
Apple, Inc.[1]	2,343	595,801
ANSYS, Inc.*,1	2,539	590,241
salesforce.com, Inc.*	4,001	576,064
Oracle Corp.	11,828	571,647
Intuit, Inc.[1]	2,483	571,090
Fidelity National Information Services, Inc.[1]	4,666	567,572
Cerner Corp.[1]	8,925	562,186
Autodesk, Inc.*,1	3,594	561,023
HP, Inc.[1]	31,681	549,982
Lam Research Corp.[1]	2,287	548,880
KLA Corp.[1]	3,765	541,181
Seagate Technology plc[1]	10,972	535,434
International Business Machines Corp.[1]	4,804	532,908
Micron Technology, Inc.*	12,592	529,619
Maxim Integrated Products, Inc.	10,819	525,912
Fiserv, Inc.*,1	5,522	524,535
Xilinx, Inc.[1]	6,699	522,120
Skyworks Solutions, Inc.	5,763	515,097
Broadridge Financial Solutions, Inc.	5,385	510,660

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Shares	Value
COMMON STOCKS† - 97.2% (continued)
Technology - 12.1% (continued)
Accenture plc — Class A1	3,120	$509,371
Texas Instruments, Inc.	5,091	508,744
QUALCOMM, Inc.	7,340	496,551
Western Digital Corp.	11,873	494,154
Applied Materials, Inc.[1]	10,769	493,435
IPG Photonics Corp.*,1	4,458	491,628
Analog Devices, Inc.[1]	5,429	486,710
Cognizant Technology Solutions Corp. — Class A1	10,459	486,030
Broadcom, Inc.[1]	2,044	484,632
Paychex, Inc.	7,577	476,745
Zebra Technologies Corp. — Class A*	2,501	459,183
Qorvo, Inc.*	5,684	458,301
Paycom Software, Inc.*	2,207	445,836
Microchip Technology, Inc.	6,316	428,225
NetApp, Inc.	10,195	425,030
Hewlett Packard Enterprise Co.[1]	40,218	390,517
Xerox Holdings Corp.	17,500	331,450
DXC Technology Co.[1]	17,183	224,238
Total Technology		29,900,099
Consumer, Cyclical - 11.4%
Costco Wholesale Corp.[1]	2,209	629,852
Dollar General Corp.[1]	4,170	629,712
Tiffany & Co.	4,823	624,578
Walmart, Inc.	5,360	609,003
Tractor Supply Co.	6,791	574,179
Home Depot, Inc.[1]	3,012	562,371
NIKE, Inc. — Class B	6,594	545,588
Fastenal Co.[1]	17,410	544,063
McDonald's Corp.[1]	3,271	540,860
Chipotle Mexican Grill, Inc. — Class A*,1	791	517,630
TJX Companies, Inc.	10,679	510,563
Walgreens Boots Alliance, Inc.	11,139	509,609
Dollar Tree, Inc.*,1	6,888	506,061
Copart, Inc.*	7,291	499,579
Ross Stores, Inc.	5,583	485,554
WW Grainger, Inc.[1]	1,940	482,090
PACCAR, Inc.	7,861	480,543
Cummins, Inc.[1]	3,533	478,086
Starbucks Corp.[1]	7,271	477,996
Target Corp.	5,068	471,172
Lowe's Companies, Inc.[1]	5,440	468,112
Live Nation Entertainment, Inc.*	10,020	455,509
Ulta Beauty, Inc.*	2,544	446,981
Newell Brands, Inc.	33,561	445,690
Hasbro, Inc.[1]	6,204	443,896
AutoZone, Inc.*,1	522	441,612
Yum! Brands, Inc.[1]	6,440	441,333
O'Reilly Automotive, Inc.*	1,461	439,834
NVR, Inc.*	170	436,749
Best Buy Company, Inc.[1]	7,603	433,371
Southwest Airlines Co.	11,906	423,973
Lennar Corp. — Class A1	11,058	422,415
L Brands, Inc.[1]	36,425	421,073
Genuine Parts Co.[1]	6,130	412,733
Hilton Worldwide Holdings, Inc.	6,014	410,395
DR Horton, Inc.[1]	11,763	399,942
Las Vegas Sands Corp.	9,338	396,585
Advance Auto Parts, Inc.[1]	4,154	387,651
General Motors Co.[1]	18,084	375,785
VF Corp.	6,921	374,288
Whirlpool Corp.	4,344	372,715
LKQ Corp.*,1	17,987	368,913
Ralph Lauren Corp. — Class A	5,514	368,501
BorgWarner, Inc.[1]	14,720	358,727
PulteGroup, Inc.	15,966	356,361
Mohawk Industries, Inc.*	4,674	356,346
CarMax, Inc.*,1	6,586	354,524
Hanesbrands, Inc.[1]	44,771	352,348
Aptiv plc[1]	6,934	341,430
Leggett & Platt, Inc.[1]	12,711	339,130
Ford Motor Co.[1]	69,850	337,375
Marriott International, Inc. — Class A1	4,411	329,987
Harley-Davidson, Inc.[1]	17,261	326,751
Delta Air Lines, Inc.[1]	11,365	324,243

	Shares	Value
COMMON STOCKS† - 97.2% (continued)
Consumer, Cyclical - 11.4% (continued)
Tapestry, Inc.	24,854	$321,859
Darden Restaurants, Inc.[1]	5,578	303,778
Wynn Resorts Ltd.[1]	4,968	299,024
American Airlines Group, Inc.[1]	23,461	285,990
Alaska Air Group, Inc.[1]	9,564	272,287
Gap, Inc.[1]	38,628	271,941
Nordstrom, Inc.	16,797	257,666
PVH Corp.	6,174	232,389
MGM Resorts International	19,686	232,295
United Airlines Holdings, Inc.*	7,361	232,239
Macy's, Inc.[1]	42,471	208,533
Kohl's Corp.[1]	13,354	194,835
Capri Holdings Ltd.*,1	16,624	179,373
Carnival Corp.[1]	13,587	178,941
Royal Caribbean Cruises Ltd.	5,132	165,096
Under Armour, Inc. — Class A*	17,012	156,680
Under Armour, Inc. — Class C*	17,573	141,638
Norwegian Cruise Line Holdings Ltd.*	11,558	126,676
Total Consumer, Cyclical		28,105,607
Communications - 6.4%
Netflix, Inc.*	2,160	811,080
T-Mobile US, Inc.*	8,542	716,674
Amazon.com, Inc.*,1	366	713,597
Arista Networks, Inc.*,1	3,342	676,922
VeriSign, Inc.*	3,367	606,363
Charter Communications, Inc. — Class A*,1	1,357	592,072
Verizon Communications, Inc.	10,602	569,645
Cisco Systems, Inc.[1]	14,232	559,460
Facebook, Inc. — Class A*,1	3,322	554,110
eBay, Inc.[1]	18,171	546,220
Motorola Solutions, Inc.	4,017	533,940
Twitter, Inc.*,1	21,214	521,016
Juniper Networks, Inc.[1]	26,717	511,363
Comcast Corp. — Class A1	14,794	508,618
F5 Networks, Inc.*,1	4,630	493,697
AT&T, Inc.[1]	16,753	488,350
NortonLifeLock, Inc.	24,797	463,952
Corning, Inc.[1]	22,432	460,753

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Shares	Value
COMMON STOCKS† - 97.2% (continued)
Communications - 6.4% (continued)
Interpublic Group of Companies, Inc.[1]	27,994	$453,223
CenturyLink, Inc.[1]	47,404	448,442
Booking Holdings, Inc.*,1	327	439,920
CDW Corp.	4,680	436,504
Omnicom Group, Inc.	7,858	431,404
Walt Disney Co.[1]	4,405	425,523
DISH Network Corp. — Class A*,1	18,892	377,651
News Corp. — Class A	35,852	321,772
Expedia Group, Inc.[1]	5,718	321,752
Fox Corp. — Class A	12,119	286,372
Alphabet, Inc. — Class C*,1	241	280,237
Alphabet, Inc. — Class A*,1	239	277,706
Discovery, Inc. — Class C*,1	14,394	252,471
ViacomCBS, Inc. — Class B	16,685	233,757
Discovery, Inc. — Class A*,1	6,556	127,448
Fox Corp. — Class B	5,551	127,007
News Corp. — Class B	11,321	101,776
Total Communications		15,670,797
Utilities - 6.3%
NextEra Energy, Inc.	2,722	654,968

	Shares	Value
COMMON STOCKS† - 97.2% (continued)
Utilities - 6.3% (continued)
American Water Works Company, Inc.[1]	5,409	$646,700
WEC Energy Group, Inc.	7,229	637,092
Ameren Corp.[1]	8,594	625,901
Xcel Energy, Inc.[1]	10,355	624,406
CMS Energy Corp.[1]	10,571	621,046
Eversource Energy[1]	7,926	619,892
NiSource, Inc.	23,985	598,905
Atmos Energy Corp.	6,022	597,563
Alliant Energy Corp.[1]	12,182	588,269
Duke Energy Corp.[1]	7,155	578,696
Dominion Energy, Inc.[1]	7,971	575,426
Southern Co.	10,611	574,480
Consolidated Edison, Inc.[1]	7,340	572,520
Pinnacle West Capital Corp.[1]	7,484	567,212
Evergy, Inc.	10,272	565,474
American Electric Power Company, Inc.[1]	7,003	560,100
Exelon Corp.[1]	14,713	541,586
FirstEnergy Corp.[1]	13,446	538,781
Entergy Corp.[1]	5,450	512,137
Public Service Enterprise Group, Inc.[1]	11,011	494,504
DTE Energy Co.[1]	5,164	490,425
Sempra Energy	4,334	489,699
Edison International[1]	8,894	487,302
AES Corp.[1]	34,075	463,420
PPL Corp.	18,089	446,437
NRG Energy, Inc.[1]	16,376	446,410
CenterPoint Energy, Inc.[1]	24,854	383,994
Total Utilities		15,503,345
Basic Materials - 3.5%
Newmont Corp.	15,615	707,047
Air Products & Chemicals, Inc.[1]	2,794	557,710
Albemarle Corp.[1]	9,676	545,436
Ecolab, Inc.[1]	3,476	541,665
Linde plc	3,084	533,532
FMC Corp.[1]	6,500	530,985
Sherwin-Williams Co.	1,127	517,879
International Flavors & Fragrances, Inc.[1]	4,813	491,311
International Paper Co.[1]	13,907	432,925
Nucor Corp.	11,417	411,240
PPG Industries, Inc.	4,847	405,209
CF Industries Holdings, Inc.[1]	14,292	388,743
Eastman Chemical Co.[1]	8,205	382,189
Celanese Corp. — Class A1	5,180	380,160
Mosaic Co.[1]	34,606	374,437
Dow, Inc.	12,101	353,833
LyondellBasell Industries N.V. — Class A1	6,961	345,475
DuPont de Nemours, Inc.	9,949	339,261
Freeport-McMoRan, Inc.	50,093	338,128
Total Basic Materials		8,577,165
Energy - 3.2%
Cabot Oil & Gas Corp. — Class A1	40,044	688,356
Kinder Morgan, Inc.[1]	31,916	444,271
Williams Companies, Inc.	28,388	401,690
Chevron Corp.[1]	5,466	396,066
Exxon Mobil Corp.[1]	9,312	353,577
Concho Resources, Inc.[1]	8,187	350,813

	Shares	Value
COMMON STOCKS† - 97.2% (continued)
Energy - 3.2% (continued)
Hess Corp.[1]	10,345	$344,489
Pioneer Natural Resources Co.	4,606	323,111
ConocoPhillips[1]	10,282	316,686
HollyFrontier Corp.	12,846	314,855
Valero Energy Corp.	6,872	311,714
EOG Resources, Inc.[1]	8,540	306,757
Phillips 66	5,706	306,127
Baker Hughes Co.[1]	27,272	286,356
National Oilwell Varco, Inc.	27,219	267,563
Marathon Petroleum Corp.[1]	11,000	259,820
Helmerich & Payne, Inc.[1]	15,318	239,727
Schlumberger Ltd.	16,531	223,003
TechnipFMC plc[1]	32,235	217,264
Diamondback Energy, Inc.	7,577	198,517
Occidental Petroleum Corp.	17,096	197,972
ONEOK, Inc.	8,811	192,168
Devon Energy Corp.[1]	27,458	189,735
Halliburton Co.[1]	26,892	184,210
Noble Energy, Inc.	28,851	174,260
Marathon Oil Corp.[1]	50,684	166,750
Apache Corp.[1]	30,197	126,223
Total Energy		7,782,080
Total Common Stocks
(Cost $306,813,823)		239,131,885
EXCHANGE-TRADED FUNDS† - 45.1%
iShares Russell 2000 Index ETF[2,3]	324,453	37,136,891
SPDR S&P 500 ETF Trust[1,2,3]	143,035	36,867,271
Invesco QQQ Trust Series 1[1,2,3]	193,593	36,860,107
Total Exchange-Traded Funds
(Cost $113,579,977)		110,864,269

Guggenheim Enhanced Equity Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2020

Shares	Value
MONEY MARKET FUND† - 6.5%
Dreyfus Treasury Securities Cash Management Fund — Institutional Shares 0.51%[4]	15,986,464	$15,986,464
Total Money Market Fund
(Cost $15,986,464)		15,986,464
Total Investments - 148.8%
(Cost $436,380,264)		$365,982,618

	Contracts
LISTED OPTIONS WRITTEN† - (4.6)%
Call options on:
BNP Paribas S&P 500 Index Expiring April 2020 with strike price of $2,540 (Notional Value $73,660,815)*	285	$(3,498,375)
BNP Paribas NASDAQ-100 Index Expiring April 2020 with strike price of $7,675 (Notional Value $73,446,891)*	94	(3,590,800)
BNP Paribas Russell 2000 Index Expiring April 2020 with strike price of $1,125 (Notional Value $74,144,523)*	643	(4,166,640)
Total Call Options Written
(Premiums received $12,924,247)		$(11,255,815)
Other Assets & Liabilities, net - (44.2)%		(108,734,634)
Total Net Assets - 100.0%		$245,992,169

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
1	All or a portion of these securities have been physically segregated in connection with borrowings. As of March 31, 2020, the total market value of segregated securities was $193,647,943.
2	All or a portion of this security is pledged as collateral for open call options written contracts at March 31, 2020.
3	Security represents cover for outstanding options written.
4	Rate indicated is the 7-day yield as of March 31, 2020.

plc — Public Limited Company REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at March 31, 2020 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$239,131,885	$—	$—	$239,131,885
Exchange-Traded Funds	110,864,269	—	—	110,864,269
Money Market Fund	15,986,464	—	—	15,986,464
Total Assets	$365,982,618	$—	$—	$365,982,618

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$11,255,815	$—	$—	$11,255,815

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1 – Organization and Significant Accounting Policies

Organization
Guggenheim Enhanced Equity Income Fund (the “Fund” or “GPM”) a Delaware statutory trust, is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s primary investment objective is to seek to provide a high level of current income and current gains, with a secondary objective of long-term capital appreciation. The Fund seeks to achieve its investment  objective by obtaining broadly diversified exposure to the equity markets and utilizing a covered call strategy which will follow a proprietary dynamic rules-based methodology. The Fund seeks to earn income and gains both from dividends paid by the securities owned by the Fund and cash premiums received from selling options.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies
The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. All time references are based on Eastern Time.

(a) Valuation of Investments
The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there is no sale on the valuation date, exchange-traded U.S. equity securities will be valued on the basis of the last bid price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Open-end investment companies are valued at their net asset value (“NAV”) as of the close of business, on the valuation date. Exchange-traded funds and closed-end investment companies are valued at the last quoted sale price.

Exchange-traded options are valued at the mean between the bid and ask prices on the principal exchange on which they are traded. Over-the-counter (“OTC”) options are valued using a price provided by a pricing service.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by Guggenheim Funds Investment Advisors, LLC (“GFIA” or the “Adviser”), subject to review and approval by the Valuation Committee, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value”. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Note 2 – Derivatives
As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Speculation: the use of an instrument to express macro-economic and other investment views.

Options Purchased and Written
A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid. As of March 31, 2020, there were no options purchased outstanding.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Note 3 - Fair Value Measurement

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they may be computed by the Fund’s investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury Securities, and other information and analysis.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

Note 4 - Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes.
Therefore, no provision for federal or state income tax or federal excise tax is required.

Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on U.S. federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s U.S. federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2020, the cost of securities for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Depreciation
$ 425,114,155	$ 28,600,112	$ (98,987,464)	$ (70,387,352)

Note 5 - COVID-19 and Recent Developments
The global ongoing crisis caused by the outbreak of COVID-19 is causing materially reduced consumer demand and economic output, disrupting supply chains, resulting in market closures, travel restrictions and quarantines, and adversely impacting local and global economies.  Investors should be aware that in light of the current

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

uncertainty, volatility and distress in economies, financial markets, and labor and health conditions all over the world, the Fund's investments and a shareholder’s investment in the Fund are subject to sudden and substantial losses, increased volatility and other adverse events. Firms through which investors invest with the Fund, the Fund, its service providers, the markets in which they invest and market intermediaries are also impacted by quarantines and similar measures intended to contain the ongoing pandemic, which can obstruct their functioning and subject them to heightened operational risks.

OTHER INFORMATION (Unaudited)

Sector Classification

Information in the "Schedule of Investments" is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund's registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.